ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3     ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	December 31,
	2020	2021
	RMB	RMB
Accounts receivable:
Gross	43,191	64,596
Unearned interest	(995)	(1,061)
Total accounts receivable	42,196	63,535
Less: allowance for credit losses	9,214	14,987
Accounts receivable, net	32,982	48,548

The classification of accounts receivable is as follows:

	December 31,
	2020	2021
	RMB	RMB
Accounts receivable – current portion	32,790	48,458
Accounts receivable – non-current portion	192	90
Total accounts receivable, net	32,982	48,548

The movements of the allowance for doubtful accounts are as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	—	2,251	9,214
Additions charged to bad debt expense	2,251	6,963	5,773
Balance at the end of the year	2,251	9,214	14,987